Fair Value Measurements - Narrative (Q2) (Details) $ in Billions	Jun. 30, 2025 USD ($)
2030 Senior Notes | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the 2030 senior notes	$ 2.0